U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:    Keystone Government Securities Fund
                                        200 Berkeley Street
                                        Boston, MA  02116


2.       Name of each series or class of funds for which this notice is filed:

                         Shares of beneficial interest, without par value Classes A, B and C

3.       Investment Company Act File Number:  811-4949
         Securities Act File Number:  33-11052


4.       Last day of fiscal year for which this notice is filed:

                         July 31, 1997


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                         Not Applicable


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                         Not Applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                      2,271,932

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                      1,806,988
                    $17,672,343

9. Number and aggregate sale price of securities sold during the fiscal year:

                        428,696
                    $ 4,113,936

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                              0
                    $         0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                        170,485
                    $ 1,617,560

12.      Calculation of registration fee:

          (i)      Aggregate sale price of
                   securities sold during
                   the fiscal year in reliance
                   on Rule 24f-2 (from Item 10):               $          0
                                                             ----------------

          (ii)     Aggregate price of shares
                   issued in connection with
                   dividend reinvestment plans
                   (from Item 11, if applicable):              $  1,617,560
                                                             ----------------

          (iii)    Aggregate price of shares
                   redeemed or repurchased
                   during the fiscal year (if
                   applicable):                              - $ 58,224,649
                                                             ----------------


          (iv)     Aggregate price of shares
                   redeemed or repurchased and
                   previously applied as a reduction
                   to filing fees pursuant to Rule 24e-2
                   (if applicable):                          + $          0
                                                             ----------------

          (v)      Net aggregate price of securities
                   sold and issued during the fiscal
                   year in  reliance  on Rule 24f-2
                   [line (i),  plus line (ii),
                   less line (iii), plus line
                   (iv)] (if applicable):                      $          0
                                                             ----------------

          (vi)     Multiplier prescribed by
                   Section 6(b) of the Securities
                   Act of 1933 or other applicable
                   law or regulation                          x      1/3300
                                                             ----------------


          (vii)    Fee due [line (i) or line
                   (v) multiplied by line (vi)]                           0
                                                             ----------------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           Not Applicable

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           Not Applicable

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         BY (Signature and Title):   /s/ John J. Pileggi
                                     ---------------------------
                                     John J. Pileggi
                                     President & Treasurer


         DATE: September 29, 1997